Subsequent Events	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsequent Events
26)	SUBSEQUENT EVENTS
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On January 8, 2020, in connection with the assets held for sale in the United Kingdom (note 4.2), CEMEX announced that one of its subsidiaries signed an agreement for the sale of such assets to Breedon Group plc, for a total consideration of $235, which includes $31 of
debt. Furthermore, on January 20, 2020,
the Competition and Markets Authority (the “CMA”) served an initial enforcement order on Breedon Group plc, Breedon Southern Limited and CEMEX Investments Limited in relation to the proposed acquisition of a portfolio of assets by Breedon Group
p
lc from CEMEX Investments Limited. The initial enforcement requires both companies to operate separately while the CMA reviews the deal. CEMEX expects to finalize this divestment during the second quarter of 2020.
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On January 8, 2020, in connection with the tax proceeding related to the year 2012 in Colombia, CEMEX Colombia was notified of the resolution that concludes the reconsideration request in which, the Tax Authority confirmed the official settlement in all respects. CEMEX Colombia has a period of four months to appeal this resolution before the administrative courts. Notwithstanding this resolution, in this stage of the proceeding, CEMEX considers that an adverse resolution in this proceeding after conclusion of all available defense procedures is not probable, however, it is difficult to assess with certainty the likelihood of an adverse result in the proceeding; but if adversely resolved, CEMEX believes this proceeding could have a material adverse impact on the operating results, liquidity or financial position of CEMEX.
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In connection with the putative securities class action complaint filed in the U.S. District Court for the Southern District of New York on March 16, 2018, as amended on August 1, 2019 (note 24.2), on February 11, 2020, the aforementioned complaint was dismissed and has concluded as a result of the plaintiffs’ agreement of not appealing the resolution.
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On March 4, 2020, pursuant to CHP’s share rights offering, CEMEX informed that, an indirect subsidiary of CEMEX, increased its interest in CHP, from 66.78% to 75.66% after giving effect to the mentioned share rights offerings (note 20.4).
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On March 6, 2020, CEMEX announced that it successfully closed its divestment of the Kosmos assets in the United States, a partnership with a subsidiary of BUZZI UNICEM S.p.A. in which CEMEX held a 75% interest, to Eagle Materials Inc. for an aggregate amount of $665, of which the proceeds to CEMEX were $499 (note 4.2).

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As part of the corporate reorganization approved on November 13, 2019 and the resulting intragroup mergers, by means of which, CEMEX, S.A.B. de C.V. merged and abosorbed Empresas Tolteca de México, S.A. de C.V. and CEMEX, S.A.B. de C.V. merged and absorbed CEMEX México, S.A. de C.V., with effects among the participants beginning December 1, 2019 (note 27), on March 11, 2020, CEMEX announced that those mergers became effective on February 26, 2020 and March 9, 2020, respectively. As a result of the mergers, which were executed in compliance with CEMEX’s debt agreements and other financial instruments, CEMEX México, S.A. de C.V. and Empresas Tolteca de México, S.A. de C.V. have ceased to guarantee CEMEX’s indebtedness to the extent that they provided guarantees. In addition, shares of CEMEX México, S.A. de C.V. that were pledged or transferred to trustees to benefit certain creditors of CEMEX are no longer part of the collateral (note 16.1).

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In connection with the 2019 share repurchase program described in note 20.1, from March 10, 2020 to March 24, 2020, CEMEX, S.A.B. de C.V. repurchased 378.2 million CEMEX CPOs, at a weighted-average price of 5.01 pesos per CPO, which was equivalent to $83.2, excluding value-added tax.

•	On March 13, 2020, CEMEX paid $521 as full settlement of the aggregate outstanding amount of the 2020 Convertible Notes which matured on March 15, 2020 without conversion (note 16.2).

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On March 11, 2020, the World Health Organization declared a pandemic the outbreak of the novel spread of the Coronavirus COVID-19 (the “COVID-19 Pandemic”), due to its rapid spread throughout the world, having affected as of such date more than 150 countries. Most governments took and are taking restrictive measures to contain the spread of such pandemic, which, have resulted, or may result in the following implications for the Company’s business units: (i) temporary restrictions on, or suspended access to, or shutdown, or suspension or the halt of, its manufacturing facilities, personnel shortages, production slowdowns or stoppages and disruptions in the delivery systems; (ii) disruptions or delays in the supply chains, including shortages of materials, products and services on which the Company and its businesses depend; (iii) reduced availability of land and sea transport, including labor shortages, logistics constraints and increased border controls or closures; (iv) increased cost of materials, products and services on which the Company and its businesses depend; (v) reduced investor confidence and consumer spending in the countries where the Company operates; (vi) a general slowdown in economic activity, including construction, and a decrease in demand for the Company’s products and services and industry demand generally; (vii) constraints on the availability of financing in the financial markets, if available at all; or (viii) inability to, if required, to further refinance the Company’s existing indebtedness in desired conditions, if financing is available at all. The wide spread of COVID-19 Pandemic has adversely affected and may continue to adversely affect CEMEX’s business continuity in some of the countries and markets in which the Company operates and offer its products and services.

These measures are negatively affecting and may further affect the workforce and operations of CEMEX, as well as the operations of its customers, distributors and suppliers. The Company maintains significant uncertainty regarding such measures and potential future measures, and restrictions on its access to its operating facilities, on its operations or on its workforce, or similar limitations for its distributors and suppliers, which could limit customer demand and/or the Company’s capacity to meet customers demand, any of which could have a material adverse effect on CEMEX’s financial condition and results of operations. The degree to which the COVID-19 Pandemic would affect the financial condition and results of operations of CEMEX will depend on future developments, which are highly uncertain, including, but not limited to, the duration and spread of the outbreak, its severity, the actions taken by local governments to contain the COVID-19 virus or ease its effects, and how quickly and to which extent normal economic and operating conditions will recover.
From the beginning of the COVID-19 Pandemic, CEMEX implemented, and has continue to implement, strict hygiene guidelines in all its operations and modified its manufacturing, selling and distributions processes in order to implement physical distancing for employees, and reduce the possibility of contagion. CEMEX’s operations have begun to be affected to different degrees. As of the date hereof, according and in compliance to the quarantine measures enacted and implemented by the local governments, certain CEMEX’s cement, ready-mix concrete and aggregates operating facilities in different parts of the world have been operating with reduced volumes and, in some cases, have temporarily halted operations due to the effects of the COVID-19 Pandemic. CEMEX most important segments are, or have been, affected as follows:

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In Mexico, CEMEX is operating in accordance with technical guidelines set by the Mexican government. CEMEX had initially, announced that the Company would temporarily halt all production and certain related activities in Mexico until April 30, 2020, in accordance with a decree (the “Mexico COVID-19 Decree”) issued by the Health Ministry in Mexico in response to COVID-19 Pandemic. However, on April 7, 2020, relying on technical guidelines to the Mexico COVID-19 Decree issued by the Health Ministry of Mexico in the Official Mexican Gazette, CEMEX announced that the Company would be permitted to resume production and related activities in Mexico to support the development of sectors designated as essential by the Mexican government during the COVID-19 Pandemic.

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In most of CEMEX’s South America, Central America and Caribbean region, the Company’s operations have been temporarily affected. As a result of different regulations, CEMEX’s operations in Trinidad and Tobago, Barbados and Panama, have been temporarily halted in most of its operations. Furthermore, in Colombia, CEMEX temporarily halted production and related activities on March 25, 2020. However, pursuant to a subsequent nationwide decree on April 8, 2020, CEMEX partially resumed certain operations that were deemed essential to attend to the COVID-19 pandemic in Colombia from April 13 to April 27, 2020, after which time our full operations in Colombia would resume. CEMEX has also adopted certain preventive measures with respect to its operations in Guatemala and the Dominican Republic, resulting in reduced activity and, in turn, production, in these countries.

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In Europe, Middle East, Africa and Asia region, CEMEX’s main effects have been experienced in Spain and the Philippines, where its operations are running on a limited basis or have temporarily halted. Other countries have experienced negative effect on the market side, with drops in demand resulting in some temporary site closures.

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In the United States, except for a few ready-mix concrete plants in the San Francisco area that have been temporarily shut down, all sites that were operational before the COVID-19 Pandemic remain active. Although states and local governments continue to modify terms of shelter in place orders, while CEMEX has seen some decrease in volumes attributable to COVID-19 Pandemic, CEMEX believes that its customers have generally adjusted to the increased operating safety requirements on projects under construction and do not seem to be ceasing their activity.

The International Monetary Fund recently published its World Economic Outlook report, which stated that as a result of the COVID-19 Pandemic and its effects on supply chains, global trade, mobility of persons, business continuity, lower demand for goods and services and oil prices, have significantly increased the risk of a deep global recession and projects the global economy to contract sharply. Even though some governments and central banks have implemented monetary and fiscal policies to curb the potential adverse effects on economies and financial markets, these measures may vary by country and may not be enough to deter material adverse economic and financial effects. The Company expects that the construction activity across most of the markets in which it operates will be adversely affected for a few months, once that restrictive measures would be lifted, before returning to pre-COVID-19 Pandemic levels.
The consequences resulting from the COVID-19 Pandemic have started to considerably affect the Company. CEMEX considers that, as the effects and duration of such pandemic may extend, there could be significant adverse effects in the future mainly in connection with: (i) increases in estimated credit losses on trade accounts receivable; (ii) impairment of long-lived assets including goodwill; (iii) variation in exchange rates; (iv) further disruption in supply chains; and (v) liquidity effects to meet the Company’s short-term obligations. As of the issuance date of these financial statements it is not possible to make reliable estimates of potential unforeseen adverse effects on the Company’s business from the COVID-19 Pandemic that may arise due to the uncertainty associated to the duration and consequences of the COVID-19 in the different markets in which the Company operates. Nonetheless, as events evolve during the year 2020 and there will be increased visibility identify and measure such effects, CEMEX will continue to evaluate and recognize the possible adverse effects in its financial condition, results of operations and cash flow.
In order to mitigate short-term liquidity risks to the Company, in March 2020, CEMEX drew down $1,135 under the committed revolving facility, which consist of the full amount available under the committed revolving credit facility (note 16.1). CEMEX also has identified several cost-savings and cash enhancing initiatives for year-2020. Among other things, CEMEX intends to suspend, reduce or delay certain planned (i) capital expenditures; (ii) budgeted operating expenses in line with the evolution of demand per market in which CEMEX operates, (iii) production and, where required, inventory levels in all of CEMEX’s markets in line with lower demand conditions; and (iv) corporate and global network activities that detract from the Company’s business focus on managing the crisis and their respective operations. In addition, CEMEX is suspending its share repurchase program for the remainder of the year and, as previously informed, CEMEX, S.A.B. de C.V. will not be paying dividends during 2020. The Company projects it will generate sufficient cash flows from operations in 2020 which, will enable the Company to meet its short-term obligations.
Moreover, CEMEX shall undertake the following temporary measures, starting May 1st, 2020 and for a 90-day period and subject to all applicable laws and regulations, CEMEX, S.A.B. de C.V.’s Chairman of the Board of Directors, Chief Executive Officer and the members of our Executive Committee have agreed to forgo 25% of their salaries; the members of the Board of Directors of CEMEX, S.A.B. de C.V. have agreed to forgo 25% of their remuneration (including with respect to the upcoming meetings in April 2020). In addition, CEMEX has asked certain senior executives to voluntarily forgo 15% of their monthly salaries also during May, June and July 2020. Finally, CEMEX has asked other salaried employees to voluntarily defer 10% of their monthly salary during the same three-month period, the deferred amount to be paid in full during December 2020; and for hourly employees, where applicable, CEMEX will work to mitigate the effects on jobs derived from any operational shutdowns due to demand contraction or government measures as a consequence of the COVID-19 Pandemic and economic crisis.
Going concern

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As of December 31, 2019, the Company was in compliance with its financial covenants (note 16.1) under the 2017 Credit Agreement. Nonetheless, the anticipated adverse effects on the Company’s business and operating performance in 2020 as a result of the COVID-19 Pandemic, as discussed above, could result in the Company not meeting its financial covenants under the 2017 Credit Agreement in a future compliance date during 2020, including the leverage and coverage ratios. Considering this, on April 23, 2020 the Company formally requested its lenders under the 2017 Credit Agreement to modify the financial covenants contained therein. CEMEX’s failure to comply with such financial covenants could result in an event of default under the 2017 Credit Agreement, as well as the notes payable under the cross-default provisions thereof (note 16.1), which if that were to occur would materially and adversely affect the Company’s business, financial condition, liquidity and results of operations. In seeking any modifications to the 2017 Credit Agreement, it is expected that the lenders under the 2017 Credit Agreement may require CEMEX to agree to additional restrictions, for example with respect to capital expenditures, share repurchase programs, acquisitions or the use of proceeds from asset sales and fundraising activities, and may increase the financial expense CEMEX would be required to pay under the 2017 Credit Agreement.

While CEMEX has historically successfully renegotiated credit facilities in the normal course, its ability to reach an agreement with its lenders to modify the 2017 Credit Agreement is not within the Company’s control. As of the date of these financial statements, CEMEX cannot assure that it will be able to reach an agreement with its lenders to amend the 2017 Credit Agreement, or to waive any potential non-compliance of the 2017 Credit Agreement. In an event of default and in the absence of a waiver of compliance or a negotiation thereof, after certain procedures upon CEMEX’s lenders’ request, the amounts due under the 2017 Credit Agreement would be accelerated and due on demand, along with amounts due under the notes payable. In that event, CEMEX would seek alternative financing arrangements, which it could not guarantee would be available to the Company at acceptable terms, or at all.

The consolidated financial statements have been prepared under the principle of going concern. Considering past and recent experience of negotiations with its lenders, the Company anticipates it may be successful in its current negotiations with its lenders under the 2017 Credit Agreement, to avoid a potential event of default as explained above. However, as of the date of issuance of these financial statements, its ability to reach an agreement with its lenders to modify the 2017 Credit Agreement is not within the Company’s control which raises significant doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

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The accompanying consolidated financial statements were authorized for issuance in the Company´s annual report on Form 20-F, by the Chief Executive Officer of CEMEX, S.A.B. de C.V. on April 29, 2020, hereby updated for subsequent events, to be filed with the United States Securities and Exchange Commission.